Related Party Transactions and Balances (Tables)	12 Months Ended
Sep. 30, 2025
Related Party Transactions and Balances [Abstract]
Schedule of Financial Support to these Related Parties	The following entities are considered to be related parties to the Group.
Related Party	Relationship with the Group
Wangxiancai Limited	An entity controlled by the legal representative and executive director of one of the former subsidiaries. The subsidiary was disposed of on October 31, 2023 and Wangxiancai Limited was no longer a related party of the Group since then
Key Space (S) Pte Ltd (“Key Space”)	An entity controlled by certain shareholders of the Group, ceased to be a related party of the Company in December 2024.
Mr. Qu Chengcai	Chief Executive Officer. Mr. Qu resigned on October 17, 2024 and Mr. Qu was no longer a related party of the Group since then.
Mr. Sun Zhichen	Chief Executive Officer from January, 2025, former Chief Financial Officer till October 17, 2024.
Mr. Zhang Yong	Chief Executive Officer. Mr.Zhang was appointed as CEO on October 17, 2024, and resigned on January 2025
Ms. Chang Jiaxing	Chief Financial Officer from October 17, 2024
Mr. Wu Guofu	Independent director
Ms. Qiao Nini	Independent director
	As of September 30,
	2024	2025
Key Space	4,324	—
Mr. Zhang Yong	—	1,060
	4,324	1,060